Hedging - Foreign Currency (Details)		12 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 30 day euro forward contract Cost of sales USD ($)	Dec. 31, 2012 30 day euro forward contract Cost of sales USD ($)	Dec. 31, 2011 30 day euro forward contract Cost of sales USD ($)	Sep. 30, 2013 Transferred from Hedging to Non-hedging Instruments Foreign Exchange Option EUR (€)	Sep. 30, 2013 Not designated as hedging instruments USD ($)	Dec. 31, 2013 Not designated as hedging instruments 30 day euro forward contract
Derivative [Line Items]
Foreign currency cash flow hedge unrealized losses that would be reclassified during the next 12 months	$ 6,000,000
Notional amount of Euro call and put options					71,000,000
Unrealized losses recognized						2,000,000
Term of contract							30 days
Gains (losses) on 30-day euro forward contracts		(4,367,000)	(2,812,000)	4,267,000
Gains (losses) from fluctuations in the value of the net monetary assets exposed to euro exchange rates		$ 2,783,000	$ (2,187,000)	$ (13,115,000)